Summary of Significant Accounting Policies - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net Revenue	$ 7,679,766	$ 5,617,447	$ 11,065,839	$ 13,379,709	$ 4,462,624
280E Allocation	3,544,076	3,258,713	4,783,517	(6,918,254)	(4,312,106)
Net Income	4,135,690	2,358,734	6,282,322	7,057,644	150,518
Net Operating Loss Carryforwards		$ 3,926,473		3,926,473	3,289,273
Net Taxable Income	4,135,690		6,282,322	3,131,171
Provision for Taxable Income	$ (868,495)		$ (1,319,288)	$ 657,546